Revenues from Contracts with Customers (Tables)	6 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue for the six and three months ended September 30, 2022 and 2023 are as follows:

	Millions of yen	Millions of yen
	Six months ended September 30, 2022	Six months ended September 30, 2023
Revenues from contracts with customers	¥693,599	¥618,730
Other revenues *	671,217	741,005

Total revenues	¥1,364,816	¥1,359,735

	Millions of yen	Millions of yen
	Three months ended September 30, 2022	Three months ended September 30, 2023
Revenues from contracts with customers	¥359,235	¥315,993
Other revenues *	347,768	366,768

Total revenues	¥707,003	¥682,761

*
Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2023 and September 30, 2023.

	Millions of yen
	March 31, 2023	September 30, 2023
Trade Notes, Accounts and Other Receivable	¥223,635	¥192,888
Contract assets (Included in Other Assets)	13,403	16,127
Contract liabilities (Included in Other Liabilities)	34,338	29,172